Finance Cost and Income - Summary of Finance Cost and Income Included in Income Statement (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of finance income expense [line items]
Finance cost - Interest income/(expense)		$ (3,588)	$ (3,674)	[1]	$ (4,004)	[1]
Finance cost - Net interest on net defined benefit liabilities		(73)	(73)	[1]	(82)	[1]
Finance cost - Accretion expense		(782)	(593)	[1]	(564)	[1]
Finance cost - Mark-to-market	[1]		(23)		(1,211)
Finance cost - Other financial results		(1,349)	(871)	[1]	(740)	[1]
Finance cost - Finance income/(cost) excluding exceptional items		(5,792)	(5,234)	[1]	(6,601)	[1]
Finance cost - Exceptional finance income/(cost)		(255)	(806)	[1]	(1,818)	[1]
Finance cost - Finance income/(cost)		(6,047)	(6,040)	[1]	(8,419)	[1]
Finance income - Interest income/(expense)		294	113	[1]	150	[1]
Finance income - Mark-to-market		331
Finance income - Net interest income on Brazilian tax credits		168	118	[1]	315	[1]
Finance income - Other financial results		352	200	[1]	177	[1]
Finance income - Finance income/(cost) excluding exceptional items		1,146	431	[1]	642	[1]
Finance income - Exceptional finance income/(cost)		753			80	[1]
Finance income - Finance income/(cost)		1,898	431	[1]	722	[1]
Net - Interest income/(expense)		(3,294)	(3,560)	[1]	(3,854)	[1]
Net - Net interest on net defined benefit liabilities		(73)	(73)	[1]	(82)	[1]
Net - Accretion expense		(782)	(593)	[1]	(564)	[1]
Net - Mark-to-market		331	(23)	[1]	(1,211)	[1]
Net - Net interest income on Brazilian tax credits		168	118	[1]	315	[1]
Net - Other Financial results		(997)	(671)	[1]	(563)	[1]
Net - Exceptional finance income/(cost)		498	(806)	[1]	(1,738)	[1]
Net - Finance income/(cost) excluding exceptional items		(4,646)	(4,803)	[1]	(5,959)	[1]
Net finance income/(cost)		$ (4,148)	$ (5,609)	[1]	$ (7,697)	[1]

[1]	Amended to conform to 2022 presentation.